T. ROWE PRICE Tax-Efficient Equity Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  13.0%
Entertainment  2.5%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,900 376
Live Nation Entertainment (1) 6,700 919
Netflix (1) 18,700 22,575
ROBLOX, Class A (1) 19,700 1,714
Spotify Technology (1) 8,056 5,358
Take-Two Interactive Software (1) 652 148
TKO Group Holdings  2,200 347
31,437
Interactive Media & Services  10.3%
Alphabet, Class C  376,080 65,005
Meta Platforms, Class A  94,900 61,447
Pinterest, Class A (1) 27,100 843
Reddit, Class A (1) 674 76
127,371
Media  0.2%
Trade Desk, Class A (1) 30,500 2,294
2,294
Total Communication Services 161,102
CONSUMER DISCRETIONARY  12.6%
Automobiles  1.8%
Ferrari  2,240 1,073
Tesla (1) 61,107 21,171
22,244
Broadline Retail  5.6%
Amazon.com (1) 321,360 65,882
Coupang (1) 40,500 1,136
MercadoLibre (1) 1,100 2,819
Ollie's Bargain Outlet Holdings (1) 1,792 200
70,037
Diversified Consumer Services  0.2%
Bright Horizons Family Solutions (1) 1,800 233
Duolingo (1) 1,300 675
Service Corp. International  15,880 1,239
Stride (1) 1,000 151
2,298

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  2.5%
Airbnb, Class A (1) 13,472 1,738
Booking Holdings  1,460 8,058
Cava Group (1) 13,800 1,122
Chipotle Mexican Grill (1) 77,000 3,856
Darden Restaurants  2,350 503
Domino's Pizza  500 237
DoorDash, Class A (1) 15,400 3,213
DraftKings, Class A (1) 44,250 1,588
Dutch Bros, Class A (1) 2,100 152
Expedia Group  1,000 167
Flutter Entertainment (1) 500 126
Hilton Worldwide Holdings  19,700 4,894
Hyatt Hotels, Class A  500 66
Las Vegas Sands  5,000 206
Light & Wonder (1) 1,175 106
Planet Fitness, Class A (1) 3,525 362
Royal Caribbean Cruises  5,625 1,445
Texas Roadhouse  3,050 595
Viking Holdings (1)(2) 27,776 1,240
Wingstop  3,500 1,196
30,870
Household Durables  0.0%
NVR (1) 20 142
SharkNinja (1) 1,000 92
TopBuild (1) 300 85
319
Specialty Retail  2.4%
AutoZone (1) 454 1,695
Burlington Stores (1) 3,625 828
Carvana (1) 9,825 3,214
Floor & Decor Holdings, Class A (1) 800 57
Home Depot  30,840 11,358
O'Reilly Automotive (1) 1,650 2,256
RH (1) 175 32
Ross Stores  14,600 2,045
TJX  47,577 6,038
Tractor Supply  37,760 1,828
Ulta Beauty (1) 1,300 613
Williams-Sonoma  800 129
30,093

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.1%
Birkenstock Holding (1) 2,100 113
Deckers Outdoor (1) 5,600 591
On Holding, Class A (1) 2,500 148
852
Total Consumer Discretionary 156,713
CONSUMER STAPLES  3.2%
Beverages  0.2%
Celsius Holdings (1) 2,000 76
Primo Brands  58,700 1,941
2,017
Consumer Staples Distribution & Retail  2.6%
BJ's Wholesale Club Holdings (1) 22,525 2,550
Casey's General Stores  1,250 547
Costco Wholesale  19,200 19,971
Performance Food Group (1) 2,900 260
Sprouts Farmers Market (1) 1,400 242
U.S. Foods Holding (1) 8,200 649
Walmart  86,900 8,579
32,798
Food Products  0.0%
Freshpet (1) 1,100 88
88
Personal Care Products  0.0%
elf Beauty (1) 1,100 124
124
Tobacco  0.4%
Philip Morris International  28,000 5,057
5,057
Total Consumer Staples 40,084
ENERGY  0.6%
Energy Equipment & Services  0.0%
TechnipFMC  10,800 336
336
Oil, Gas & Consumable Fuels  0.6%
Cameco  3,500 205
Cheniere Energy  4,250 1,007
Coterra Energy  42,550 1,034
Diamondback Energy  8,300 1,117

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
EQT  2,100 116
Expand Energy  800 93
Magnolia Oil & Gas, Class A  3,900 84
Matador Resources  1,400 60
Permian Resources  84,600 1,067
Targa Resources  9,750 1,540
Viper Energy  16,169 641
6,964
Total Energy 7,300
FINANCIALS  8.5%
Banks  0.1%
NU Holdings, Class A (1) 84,300 1,013
1,013
Capital Markets  2.7%
Ameriprise Financial  3,325 1,693
Ares Management, Class A  15,250 2,524
Blackrock  2,200 2,156
Blue Owl Capital  15,050 281
CME Group  13,010 3,760
Coinbase Global, Class A (1) 5,000 1,233
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $109 (1)(3)(4) 7,765 109
Interactive Brokers Group, Class A  5,500 1,153
KKR  11,000 1,336
LPL Financial Holdings  2,700 1,045
Moody's  8,511 4,080
Morningstar  400 123
MSCI  5,200 2,933
Robinhood Markets, Class A (1) 6,500 430
S&P Global  6,337 3,250
StepStone Group, Class A  2,300 133
Stifel Financial  1,200 113
TPG  2,500 120
Tradeweb Markets, Class A  45,240 6,535
33,007
Financial Services  4.5%
Apollo Global Management  22,600 2,954
Corebridge Financial  3,600 117
Corpay (1) 2,600 845
Fiserv (1) 16,700 2,719
Mastercard, Class A  36,200 21,199
Shift4 Payments, Class A (1)(2) 1,300 123
Toast, Class A (1) 12,900 544

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Visa, Class A  74,200 27,097
55,598
Insurance  1.2%
Allstate  2,450 514
Arch Capital Group  1,700 161
Arthur J Gallagher  5,900 2,050
Brown & Brown  5,100 576
Hanover Insurance Group  692 122
Hartford Insurance Group  14,300 1,857
Kinsale Capital Group  400 189
Marsh & McLennan  12,500 2,921
Progressive  22,600 6,439
Ryan Specialty Holdings  5,400 386
15,215
Total Financials 104,833
HEALTH CARE  7.0%
Biotechnology  1.1%
Alkermes (1) 3,050 93
Alnylam Pharmaceuticals (1) 12,601 3,838
Argenx, ADR (1) 2,543 1,458
Ascendis Pharma, ADR (1) 600 98
Avidity Biosciences (1) 2,000 62
BeOne Medicines, ADR (1) 500 123
Blueprint Medicines (1) 800 81
Exact Sciences (1) 1,800 101
Insmed (1) 1,000 70
Madrigal Pharmaceuticals (1) 500 137
Natera (1) 4,950 781
Neurocrine Biosciences (1) 3,445 424
Nuvalent, Class A (1) 1,200 89
Regeneron Pharmaceuticals  2,400 1,177
Revolution Medicines (1) 2,000 79
Summit Therapeutics (1)(2) 5,000 91
Ultragenyx Pharmaceutical (1) 2,500 85
Vaxcyte (1) 1,300 42
Vertex Pharmaceuticals (1) 10,999 4,862
13,691
Health Care Equipment & Supplies  1.2%
Boston Scientific (1) 14,000 1,474
Dexcom (1) 9,828 843
Glaukos (1) 1,000 94
IDEXX Laboratories (1) 5,262 2,701

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Inspire Medical Systems (1) 550 76
Insulet (1) 1,825 593
Intuitive Surgical (1) 14,291 7,894
Lantheus Holdings (1) 1,400 106
Penumbra (1) 1,300 347
ResMed  1,800 441
14,569
Health Care Providers & Services  1.9%
Cardinal Health  6,475 1,000
Cencora  17,100 4,980
Chemed  175 101
Elevance Health  3,747 1,438
Encompass Health  24,700 2,986
HCA Healthcare  9,750 3,719
McKesson  9,500 6,835
Molina Healthcare (1) 450 137
Option Care Health (1) 3,500 115
Quest Diagnostics  1,300 225
Tenet Healthcare (1) 2,400 405
UnitedHealth Group  4,600 1,389
23,330
Health Care Technology  0.2%
Veeva Systems, Class A (1) 8,667 2,424
2,424
Life Sciences Tools & Services  0.4%
Agilent Technologies  8,708 975
Bio-Rad Laboratories, Class A (1) 300 68
Bio-Techne  1,000 48
Bruker  1,500 55
Danaher  4,650 883
IQVIA Holdings (1) 800 112
Medpace Holdings (1) 250 74
Mettler-Toledo International (1) 1,113 1,286
Repligen (1) 700 83
Revvity  1,000 91
Thermo Fisher Scientific  4,519 1,820
5,495
Pharmaceuticals  2.2%
Eli Lilly  32,100 23,679
Verona Pharma, ADR (1) 1,700 138

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zoetis  18,568 3,131
26,948
Total Health Care 86,457
INDUSTRIALS & BUSINESS SERVICES  7.3%
Aerospace & Defense  1.9%
Axon Enterprise (1) 9,600 7,203
BWX Technologies  1,400 176
General Electric  27,800 6,836
HEICO  4,000 1,199
Howmet Aerospace  20,200 3,432
Karman Holdings (1) 2,600 111
Loar Holdings (1) 1,560 136
Northrop Grumman  2,200 1,067
Standard Aero (1) 3,676 108
TransDigm Group  1,928 2,831
23,099
Building Products  0.3%
AAON  1,500 144
Carlisle  125 48
Lennox International  1,000 564
Trane Technologies  5,400 2,323
Trex (1) 5,200 291
3,370
Commercial Services & Supplies  1.0%
Cintas  21,000 4,756
Clean Harbors (1) 700 159
Copart (1) 43,800 2,255
GFL Environmental  2,500 126
Republic Services  6,700 1,724
Rollins  21,000 1,202
Waste Connections  8,710 1,717
11,939
Construction & Engineering  0.2%
API Group (1) 2,925 136
Comfort Systems USA  1,600 765
Quanta Services  5,700 1,953
WillScot Holdings  1,000 27
2,881
Electrical Equipment  0.4%
AMETEK  6,887 1,231
Eaton  3,900 1,249

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hubbell  3,700 1,441
Rockwell Automation  1,000 316
Vertiv Holdings, Class A  10,625 1,147
5,384
Ground Transportation  1.0%
Canadian Pacific Kansas City  13,300 1,086
Lyft, Class A (1) 4,000 61
Old Dominion Freight Line  12,884 2,064
Uber Technologies (1) 78,000 6,565
Union Pacific  9,900 2,194
XPO (1) 3,700 421
12,391
Industrial Conglomerates  0.2%
Roper Technologies  3,942 2,248
2,248
Machinery  0.2%
Deere  2,347 1,188
Esab  975 120
Parker-Hannifin  1,800 1,196
RBC Bearings (1) 600 220
Symbotic (1) 3,500 100
Toro  1,000 76
Westinghouse Air Brake Technologies  800 162
3,062
Professional Services  1.5%
Automatic Data Processing  18,700 6,087
Booz Allen Hamilton Holding  5,126 545
Broadridge Financial Solutions  10,211 2,480
CACI International, Class A (1) 300 128
Equifax  4,214 1,113
KBR  2,000 104
Parsons (1) 2,000 130
Paychex  4,100 647
Paylocity Holding (1) 13,373 2,553
Verisk Analytics  15,581 4,895
Verra Mobility (1) 2,399 57
18,739
Trading Companies & Distributors  0.6%
Core & Main, Class A (1) 6,200 340
Fastenal  98,000 4,051
Ferguson Enterprises  6,600 1,204

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SiteOne Landscape Supply (1) 7,500 876
United Rentals  1,700 1,204
7,675
Total Industrials & Business Services 90,788
INFORMATION TECHNOLOGY  45.6%
Communications Equipment  0.5%
Arista Networks (1) 43,600 3,778
Ciena (1) 1,800 144
Motorola Solutions  6,500 2,700
6,622
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  73,900 6,646
Badger Meter  500 124
CDW  8,515 1,536
Celestica (1) 1,500 173
Coherent (1) 700 53
Corning  5,600 278
Keysight Technologies (1) 818 128
Zebra Technologies, Class A (1) 346 100
9,038
IT Services  1.2%
Accenture, Class A  3,136 994
Cloudflare, Class A (1) 12,925 2,144
Gartner (1) 6,900 3,011
GoDaddy, Class A (1) 14,100 2,568
Okta (1) 4,000 413
Shopify, Class A (1) 49,000 5,254
Twilio, Class A (1) 1,000 118
14,502
Semiconductors & Semiconductor Equipment  16.0%
Advanced Micro Devices (1) 19,551 2,165
Analog Devices  5,675 1,214
Broadcom  187,500 45,388
Entegris  13,460 925
Impinj (1) 600 68
KLA  7,100 5,374
Lam Research  50,600 4,088
Lattice Semiconductor (1) 3,727 168
MACOM Technology Solutions Holdings (1) 1,000 122
Micron Technology  6,500 614
MKS  675 56

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Monolithic Power Systems  4,737 3,135
NVIDIA  912,000 123,239
ON Semiconductor (1) 2,100 88
Onto Innovation (1) 700 64
QUALCOMM  47,975 6,966
Rambus (1) 4,125 221
Taiwan Semiconductor Manufacturing, ADR  20,300 3,924
197,819
Software  19.7%
Adobe (1) 20,000 8,302
Appfolio, Class A (1) 1,000 211
AppLovin, Class A (1) 21,000 8,253
Autodesk (1) 11,391 3,373
Cadence Design Systems (1) 16,889 4,848
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 607
Clearwater Analytics Holdings, Class A (1) 3,500 81
Crowdstrike Holdings, Class A (1) 10,900 5,138
CyberArk Software (1) 4,700 1,799
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 475
Datadog, Class A (1) 6,249 737
Descartes Systems Group (1) 1,100 128
Docusign (1) 8,100 718
Dynatrace (1) 9,798 529
Elastic (1) 2,900 235
Fair Isaac (1) 2,585 4,462
Fortinet (1) 34,500 3,511
Guidewire Software (1) 1,825 392
HubSpot (1) 1,825 1,077
InterDigital  500 109
Intuit  15,500 11,679
Manhattan Associates (1) 6,900 1,303
Microsoft  252,125 116,068
Monday.com (1) 500 149
Nutanix, Class A (1) 4,800 368
Oracle  67,900 11,239
Palantir Technologies, Class A (1) 91,900 12,111
Palo Alto Networks (1) 28,300 5,445
Procore Technologies (1) 1,600 107
PTC (1) 9,425 1,586
Rubrik, Class A (1) 1,600 153
SailPoint (1) 12,439 219
Salesforce  35,295 9,366

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Samsara, Class A (1) 31,800 1,480
ServiceNow (1) 10,400 10,515
ServiceTitan, Class A (1) 982 109
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 79
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 55
Synopsys (1) 9,328 4,328
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 25
Tyler Technologies (1) 6,734 3,885
Workday, Class A (1) 13,700 3,394
Zscaler (1) 19,900 5,486
244,134
Technology Hardware, Storage & Peripherals  7.5%
Apple  457,000 91,788
Pure Storage, Class A (1) 7,100 381
Seagate Technology Holdings  1,000 118
Super Micro Computer (1) 12,400 496
92,783
Total Information Technology 564,898
MATERIALS  1.1%
Chemicals  1.0%
Ecolab  21,200 5,631
Linde  5,350 2,502
RPM International  800 91
Sherwin-Williams  11,952 4,288
12,512
Construction Materials  0.1%
Vulcan Materials  6,100 1,617
1,617
Metals & Mining  0.0%
Steel Dynamics  1,400 172
172
Paper & Forest Products  0.0%
Louisiana-Pacific  1,700 153
153
Total Materials 14,454
REAL ESTATE  0.5%
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 800 100
CoStar Group (1) 13,380 984

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FirstService  1,300 228
1,312
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  14,600 928
928
Retail Real Estate Investment Trusts  0.0%
Simon Property Group, REIT  2,000 326
326
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  20,100 860
Iron Mountain, REIT  10,500 1,036
Lamar Advertising, Class A, REIT  10,600 1,278
3,174
Total Real Estate 5,740
UTILITIES  0.2%
Electric Utilities  0.0%
NRG Energy  1,500 234
234
Independent Power & Renewable Electricity
Producers  0.2%
Vistra  18,400 2,955
2,955
Total Utilities 3,189
Total Common Stocks (Cost $550,495) 1,235,558
CONVERTIBLE PREFERRED STOCKS  0.3%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 152
Total Health Care 152
INFORMATION TECHNOLOGY  0.3%
Software  0.3%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 36
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)
(3)(4) 15,573 1,441
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)
(3)(4) 4,257 394

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)
(3)(4) 11,136 1,030
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)
(3)(4) 6,806 19
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 128
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (1)(3)(4) 16,810 133
Socure, Series A, Acquisition Date: 12/22/21, Cost $193 (1)(3)
(4) 12,046 66
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)
(3)(4) 9,887 54
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)
(4) 22,915 126
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)
(4) 28,431 152
Total Information Technology 3,580
Total Convertible Preferred Stocks (Cost $3,286) 3,732
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.38% (5)(6) 657,921 658
Total Short-Term Investments (Cost $658) 658
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.38% (5)(6) 1,437,782 1,438
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,438
Total Securities Lending Collateral (Cost $1,438) 1,438
Total Investments in Securities  100.1%
(Cost $555,877) $ 1,241,386
Other Assets Less Liabilities (0.1)% (1,627)
Net Assets 100.0% $ 1,239,759
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Tax-Efficient Equity Fund

.
.
.
.
.
.
.
.
.
.
(2) All or a portion of this security is on loan at May 31, 2025.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,082 and represents 0.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 9++
Totals $ —# $ — $ 9+
Supplementary Investment Schedule
Affiliate
Value
2/28/25
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 3,272  ¤  ¤ $ 2,096
Total $ 2,096^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,096.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Efficient Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Tax-Efficient Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,234,208 $ — $ 1,350 $ 1,235,558
Convertible Preferred Stocks — — 3,732 3,732
Short-Term Investments 658 — — 658
Securities Lending Collateral 1,438 — — 1,438
Total $ 1,236,304 $ — $ 5,082 $ 1,241,386

T. ROWE PRICE Tax-Efficient Equity Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F136-054Q1 05/25